Capital stock (Detail) (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Share Repurchase Programs [Abstract]
Weighted-average price per share (in dollars per share)	67.38	[1]	50.65	[1]	41.36	[1]
Amount of repurchase	1,505		1,400		1,400
Shares approved for repurchase in share repurchase program (in shares)	28.0
Share repurchase program expiration date	2015-10-23
Share repurchase program initiation date	2014-10-24
Total shares repurchased in repurchase program (in shares)	5.6
Share Trust Purchase [Abstract]
Number Of Shares Held By Share Trust	0
Number Of Shares Share Trust Authorized Purchase Next Period	2.0
Share Based Compensation Program Modification [Abstract]
Share Based Compensation Modification DSU	132
Share Based Compensation Modification PSU	60
Share Based Compensation Modification Other	17
Common shares [Member]
Issued and outstanding common shares [Abstract]
Shareholders', common share, beginning balance (in shares)	830.6		856.8		884.2
Number of shares repurchased through buyback programs (in shares)	(22.4)	[2]	(27.6)	[2]	(33.8)	[2]
Stock options exercised (in shares)	1.2		1.4		6.4
Shareholders', common share, ending balance (in shares)	809.4		830.6		856.8
Share Repurchase Programs [Abstract]
Number of common shares (in shares)	22.4	[2]	27.6	[2]	33.8	[2]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period Shares Stock Options Exercised	1.2		1.4		6.4
Common shares and additional paid in capital [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period Value Stock Options Exercised	25		28		102
Equity settled SBC expense value	11		9		10
Excess Tax Benefit From Share Based Compensation Financing Activities	5		3		16
Modification of SBC award agreements	209
Share Based Compensation Other Total	250		40		128

[1]	Includes brokerage fees.
[2]	Includes common shares purchased in the first and fourth quarters of 2014, 2013 and 2012 pursuant to private agreements between the Company and arm’s-length third-party sellers.